Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
Boeing Co. (The), 2.60%, 10/30/25	$3,565	$3,544,417
RTX Corp., 3.95%, 08/16/25	755	754,646
		4,299,063
Agriculture — 0.0%
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	130	129,754
Airlines — 0.3%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	1,547	1,546,614
Auto Manufacturers — 8.8%
Ford Motor Credit Co. LLC
3.38%, 11/13/25	8,140	8,093,093
4.13%, 08/04/25	4,951	4,951,000
General Motors Co., 6.13%, 10/01/25(a)	4,404	4,408,613
General Motors Financial Co. Inc., 6.05%, 10/10/25	8,245	8,262,002
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(b)	9,275	9,278,683
Nissan Motor Co. Ltd., 3.52%, 09/17/25(b)	11,405	11,372,522
		46,365,913
Banks — 14.7%
Banco Santander SA, 5.18%, 11/19/25	16,633	16,651,788
BankUnited Inc., 4.88%, 11/17/25(a)	3,265	3,261,524
Citigroup Inc., 5.50%, 09/13/25	5,660	5,661,320
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	3,416	3,407,844
Cooperatieve Rabobank UA, 4.38%, 08/04/25	6,410	6,410,000
FNB Corp., 5.15%, 08/25/25	4,180	4,176,904
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25	8,690	8,678,389
HSBC Holdings PLC, 4.25%, 08/18/25	2,720	2,718,570
KeyBank NA/Cleveland OH, 4.15%, 08/08/25	4,220	4,219,303
KeyCorp, 4.15%, 10/29/25(a)	4,030	4,022,882
Lloyds Banking Group PLC, 4.58%, 12/10/25	7,560	7,554,612
Morgan Stanley, 5.00%, 11/24/25	3,970	3,970,408
Synchrony Bank, 5.40%, 08/22/25	6,702	6,700,165
Synovus Financial Corp., 5.20%, 08/11/25	415	414,840
		77,848,549
Beverages — 0.6%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25	145	144,471
Constellation Brands Inc., 4.40%, 11/15/25	205	204,762
Keurig Dr Pepper Inc., 3.40%, 11/15/25	3,045	3,031,928
		3,381,161
Biotechnology — 2.0%
Illumina Inc., 5.80%, 12/12/25	5,675	5,689,415
Royalty Pharma PLC, 1.20%, 09/02/25	4,815	4,796,088
		10,485,503
Building Materials — 0.0%
Lennox International Inc., 1.35%, 08/01/25	220	220,000
Chemicals — 2.1%
DuPont de Nemours Inc., 4.49%, 11/15/25(a)	9,520	9,501,350
LYB International Finance III LLC, 1.25%, 10/01/25	390	387,275
Nutrien Ltd., 5.95%, 11/07/25	725	726,678
Sherwin-Williams Co. (The), 4.25%, 08/08/25	255	254,974
		10,870,277
Commercial Services — 0.4%
Block Financial LLC, 5.25%, 10/01/25	190	189,954
Equifax Inc., 2.60%, 12/15/25(a)	2,037	2,020,619
		2,210,573
Security	Par (000)	Value
Computers — 1.3%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	$6,950	$6,948,418
Diversified Financial Services — 9.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/01/25	5,135	5,132,994
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	265	265,000
Ally Financial Inc., 5.75%, 11/20/25	18,268	18,278,973
Capital One Financial Corp., 4.20%, 10/29/25	7,295	7,279,390
United Wholesale Mortgage LLC, 5.50%, 11/15/25(b)	19,578	19,578,368
		50,534,725
Electric — 8.8%
American Electric Power Co. Inc.
5.70%, 08/15/25	1,500	1,499,605
Series N, 1.00%, 11/01/25	3,230	3,198,424
Dominion Energy Inc., 3.90%, 10/01/25	3,385	3,380,203
Duke Energy Corp.
0.90%, 09/15/25(a)	4,541	4,518,962
5.00%, 12/08/25	3,893	3,896,433
Edison International, 4.70%, 08/15/25	4,390	4,388,392
Entergy Corp., 0.90%, 09/15/25	2,040	2,030,028
Eversource Energy, Series Q, 0.80%, 08/15/25	1,650	1,647,428
NextEra Energy Capital Holdings Inc., 5.75%, 09/01/25	8,478	8,481,066
Public Service Enterprise Group Inc., 0.80%, 08/15/25	800	798,573
Southern Co. (The), 5.15%, 10/06/25	2,480	2,480,720
Southern Power Co., 4.15%, 12/01/25	8,267	8,250,788
WEC Energy Group Inc., 5.00%, 09/27/25	2,150	2,150,278
		46,720,900
Environmental Control — 0.2%
Republic Services Inc., 0.88%, 11/15/25	845	835,729
Food — 0.9%
Conagra Brands Inc., 4.60%, 11/01/25	3,265	3,261,028
Sysco Corp., 3.75%, 10/01/25	1,445	1,442,256
		4,703,284
Gas — 0.6%
NiSource Inc., 0.95%, 08/15/25	3,380	3,374,871
Health Care - Products — 1.6%
GE HealthCare Technologies Inc., 5.60%, 11/15/25	6,400	6,410,581
Stryker Corp., 3.38%, 11/01/25(a)	2,280	2,272,207
		8,682,788
Health Care - Services — 0.7%
Cigna Group (The), 4.13%, 11/15/25	3,365	3,357,269
Elevance Health Inc., 5.35%, 10/15/25	135	135,040
		3,492,309
Holding Companies - Diversified — 1.9%
Blackstone Private Credit Fund, 7.05%, 09/29/25	10,160	10,188,629
Insurance — 0.6%
Allstate Corp. (The), 0.75%, 12/15/25	2,105	2,073,715
Aon Global Ltd., 3.88%, 12/15/25	1,275	1,270,209
		3,343,924
Internet — 0.2%
eBay Inc., 5.90%, 11/22/25	1,060	1,062,554
Iron & Steel — 0.0%
Reliance Inc., 1.30%, 08/15/25	185	184,728

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 1.5%
Marriott International Inc./MD, 3.75%, 10/01/25	$200	$199,500
Travel & Leisure Co., 6.60%, 10/01/25	7,868	7,869,969
		8,069,469
Machinery — 0.3%
CNH Industrial Capital LLC, 5.45%, 10/14/25	455	455,564
Dover Corp., 3.15%, 11/15/25	1,121	1,115,403
		1,570,967
Office & Business Equipment — 2.6%
Xerox Holdings Corp., 5.00%, 08/15/25(b)	13,870	13,849,532
Oil & Gas — 0.6%
Devon Energy Corp., 5.85%, 12/15/25	3,165	3,168,862
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	1,038	1,034,610
Pharmaceuticals — 0.6%
Cardinal Health Inc., 3.75%, 09/15/25	180	179,782
Zoetis Inc.
4.50%, 11/13/25	1,857	1,853,804
5.40%, 11/14/25	1,135	1,135,850
		3,169,436
Pipelines — 1.2%
Energy Transfer LP, 5.95%, 12/01/25(a)	235	235,146
ONEOK Inc., 2.20%, 09/15/25(a)	215	214,280
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	2,855	2,852,800
Williams Companies Inc. (The), 4.00%, 09/15/25	3,250	3,246,549
		6,548,775
Real Estate Investment Trusts — 2.2%
American Tower Corp., 1.30%, 09/15/25	2,930	2,916,327
CubeSmart LP, 4.00%, 11/15/25	515	513,203
Equinix Inc., 1.00%, 09/15/25	2,425	2,412,752
Kilroy Realty LP, 4.38%, 10/01/25	4,625	4,619,197
NNN REIT Inc., 4.00%, 11/15/25	1,420	1,416,251
		11,877,730
Retail — 3.7%
AutoNation Inc., 4.50%, 10/01/25	1,850	1,846,838
Lowe's Companies Inc.
3.38%, 09/15/25	1,305	1,302,157
4.40%, 09/08/25	1,520	1,519,389
McDonald's Corp., 1.45%, 09/01/25(a)	95	94,725
Penske Automotive Group Inc., 3.50%, 09/01/25	9,435	9,412,473
Starbucks Corp., 3.80%, 08/15/25	5,130	5,126,030
		19,301,612
Semiconductors — 0.5%
Broadcom Inc., 3.15%, 11/15/25	790	786,173
Microchip Technology Inc., 4.25%, 09/01/25	1,585	1,583,822
		2,369,995
Software — 1.6%
Oracle Corp., 5.80%, 11/10/25	5,730	5,746,966
Roper Technologies Inc.
1.00%, 09/15/25	1,500	1,492,929
3.85%, 12/15/25(a)	1,015	1,012,513
		8,252,408
Telecommunications — 1.9%
Juniper Networks Inc., 1.20%, 12/10/25	1,087	1,072,770
Qwest Corp., 7.25%, 09/15/25(a)	4,197	4,198,092
Rogers Communications Inc., 3.63%, 12/15/25	3,597	3,580,376
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc., 0.85%, 11/20/25	$1,050	$1,037,779
		9,889,017
Transportation — 0.1%
Norfolk Southern Corp., 3.65%, 08/01/25	85	85,000
Ryder System Inc., 3.35%, 09/01/25	260	259,675
		344,675
Total Corporate Bonds & Notes — 73.0% (Cost: $386,980,370)		386,877,354
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,952	4,069
Total Common Stocks — 0.0% (Cost $0)		4,069
Preferred Stocks
Software — 0.3%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(c)	29,814	670,815
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(c)	43,152	970,920
		1,641,735
Total Preferred Stocks — 0.3% (Cost $1,455,560)		1,641,735
Total Long-Term Investments — 73.3% (Cost: $388,435,930)		388,523,158
Short-Term Securities
Money Market Funds — 25.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	8,385,056	8,388,410
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	129,060,000	129,060,000
Total Short-Term Securities — 25.9% (Cost: $137,447,580)		137,448,410
Total Investments — 99.2% (Cost: $525,883,510)		525,971,568
Other Assets Less Liabilities — 0.8%		4,023,505
Net Assets — 100.0%		$529,995,073

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,264,512	$—	$(35,867,466)(a)	$5,929	$(14,565)	$8,388,410	8,385,056	$62,374 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,320,000	113,740,000 (a)	—	—	—	129,060,000	129,060,000	1,511,837	—
				$5,929	$(14,565)	$137,448,410		$1,574,211	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$386,877,354	$—	$386,877,354
Common Stocks	—	4,069	—	4,069
Preferred Stocks	—	—	1,641,735	1,641,735
Short-Term Securities
Money Market Funds	137,448,410	—	—	137,448,410
	$137,448,410	$386,881,423	$1,641,735	$525,971,568

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust